Convertible debentures - Schedule of gain on change in fair value (Details)																							2 Months Ended	9 Months Ended	12 Months Ended
	Jul. 25, 2025 $ / shares shares	Jul. 07, 2025 $ / shares shares	Jun. 05, 2025 USD ($)	Jun. 05, 2025 $ / shares	May 23, 2025 $ / shares	May 21, 2025 USD ($)	May 21, 2025 $ / shares	May 12, 2025 USD ($)	May 12, 2025 $ / shares	May 05, 2025 $ / shares	Apr. 23, 2025 USD ($)	Apr. 23, 2025 $ / shares	Apr. 15, 2025 $ / shares shares	Apr. 10, 2025 USD ($)	Apr. 10, 2025 $ / shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 $ / shares	Mar. 06, 2025 $ / shares	Feb. 26, 2025 $ / shares	Feb. 07, 2025 $ / shares	Jan. 20, 2025 $ / shares	Dec. 13, 2024 $ / shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Share price (CAD) (in Dollars per share)				$ 18.78	$ 15.89		$ 17.03		$ 12.77	$ 11.86		$ 9.53			$ 9.38		$ 11.08	$ 6.44	$ 8.27	$ 16.16	$ 4.9	$ 5.85			$ 5.2
Conversion price (CAD) (in Dollars per share)				$ 6.6	$ 6.25		$ 6.6		$ 6.6	$ 6.25		$ 6.6			$ 6.6		$ 6.6	$ 4.85	$ 4.85	$ 4.85	$ 4.85	$ 6.25			$ 6.25
Expected Volatility		132.95%	107.90%		111.59%	107.09%		106.62%		109.68%	108.27%		119.78%	107.93%		108.64%		106.09%	104.91%	105.28%	93.66%	98.04%	141.48%	142.50%	100.68%
Risk free interest rate		2.69%	2.86%		2.83%	2.97%		2.80%		2.83%	2.84%		2.54%	2.81%		2.61%		2.72%	2.70%	2.63%	2.99%	2.78%	2.50%	2.47%	2.70%
Expected life (years)		1 year 9 months 7 days	2 years 10 months 9 days		2 years 7 months 6 days	2 years 10 months 24 days		2 years 11 months 4 days		2 years 7 months 20 days	2 years 11 months 23 days		2 years	3 years		3 years		3 years	2 years 10 months 24 days	2 years 11 months 12 days	3 years	3 years	1 year 9 months 7 days	1 year 6 months 21 days	2 years 11 months 12 days
Credit Spread		25.00%	25.00%		25.00%	25.00%		25.00%		25.00%	25.00%		25.00%	25.00%		25.00%		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Foreign exchange rate		1.37%	0.7321%		0.727%	0.7221%		0.7144%		0.724%	0.7209%		1.39%	0.7135%		0.6952%		0.6989%	0.6974%	0.6994%	0.6978%	0.7025%	1.37%	1.39%	0.6952%
Conversion value (in Dollars) | $			$ 3,740,737			$ 3,404,094		$ 2,612,294			$ 2,001,723			$ 2,029,678		$ 1,954,755
Share price (USD) (in Dollars per share)		$ 0.00017											$ 0.00017										$ 0.00017	$ 0.00017
Conversion price (USD) (in Dollars per share)		$ 0.15											$ 0.15										$ 0.15	$ 0.15
Conversion Feature [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility	168.20%																							183.67%
Risk free interest rate	2.77%																							2.47%
Expected life (years)	1 year																							1 year
Credit Spread	25.00%																							25.00%
Foreign exchange rate	1.37%																							1.39%
Share price (USD) (in Dollars per share)	$ 0.00017																							$ 0.00017
Conversion price (USD) (in Dollars per share)	$ 0.05																							$ 0.05
Unsecured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility		132.95%											119.78%										141.83%	142.50%
Risk free interest rate		2.69%											2.54%										2.50%	2.47%
Expected life (years)		1 year 9 months 7 days											2 years										1 year 6 months 25 days	1 year 6 months 14 days
Foreign exchange rate		1.37%											1.39%										1.37%	1.39%
Share price (USD) (in Dollars per share)		$ 0.0047											$ 0.0047										$ 0.0047	$ 0.0046
Exercise price (USD) (in Dollars per share)		$ 0.0047											$ 0.0047										$ 0.0047	$ 0.0046
Expected dividend yield (in Shares) | shares		0											0										0	0
Secured Debenture Warrants [Member]
Convertible debentures - Schedule of gain on change in fair value (Details) [Line Items]
Expected Volatility	168.20%																							183.67%
Risk free interest rate	2.77%																							2.47%
Expected life (years)	2 years																							1 year 9 months 25 days
Foreign exchange rate	1.37%																							1.39%
Share price (USD) (in Dollars per share)	$ 0.0047																							$ 0.0046
Exercise price (USD) (in Dollars per share)	$ 0.0047																							$ 0.0046
Expected dividend yield (in Shares) | shares	0																							0